PROPERTY, PLANT AND EQUIPMENT (Tables)	13 Months Ended
Sep. 30, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property plant and equipment

	LAND	BUILDINGS	CONSTRUCTION IN PROCESS	GROWING & PROCESSING EQUIPMENT	OTHER	RIGHT-OF-USE ASSETS	TOTAL
Cost
Balance, August 31, 2021	$4,075	$135,763	$2,092	$139,410	$10,323	$5,317	$296,980
Acquisitions through business combinations	230	781	2,930	397	143	1,759	6,240
Additions	400	7,326	26,021	18,051	1,210	2,931	55,939
Transfers	—	961	—	—	—	(961)	—
Construction completed	—	1,539	(20,671)	18,659	473	—	—
Disposals	—	(100)	—	(11,379)	(75)	(5,447)	(17,001)
Balance, August 31, 2022	$4,705	$146,270	$10,372	$165,138	$12,074	$3,599	$342,158
Additions	—	348	6,146	17,314	2,938	2,300	29,046
Construction completed	—	14,544	(16,518)	1,692	282	—	—
Disposals	—	(182)	—	(17,204)	(455)	(1,299)	(19,140)
Balance, September 30, 2023	$4,705	$160,980	$—	$166,940	$14,839	$4,600	$352,064

Accumulated depreciation and impairment
Balance, August 31, 2021	$—	$(13,659)	$—	$(41,647)	$(4,578)	$(1,157)	$(61,041)
Depreciation	—	(5,933)	—	(13,853)	(1,550)	(925)	(22,261)
Transfers	—	—	—	—	—	—	—
Disposals	—	—	—	4,715	59	434	5,208
Impairment	—	—	—	(4,245)	—	—	(4,245)
Balance, August 31, 2022	$—	$(19,592)	$—	$(55,030)	$(6,069)	$(1,648)	$(82,339)
Depreciation	—	(2,023)	—	(18,166)	(1,817)	(713)	(22,719)
Disposals	—	38	—	16,146	367	744	17,295
Impairment	(2,721)	(78,320)	—	(79,521)	(4,074)	(619)	(165,255)
Balance, September 30, 2023	$(2,721)	$(99,897)	$—	$(136,571)	$(11,593)	$(2,236)	$(253,018)

Net book value
August 31, 2022	$4,705	$126,678	$10,372	$110,108	$6,005	$1,951	$259,819
September 30, 2023	$1,984	$61,083	$—	$30,369	$3,246	$2,364	$99,046

Disclosure of detailed information about reconciliation of additions to property, plant and equipment
The following table reconciles additions of property, plant, and equipment per the above table to the purchases of property, plant, and equipment per the statements of cash flows:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Additions (including right-of-use lease assets)	$29,046	$62,179
Additions related to business combinations	—	(6,240)
Additions related to right-of-use lease assets (Note 16(ii))	(2,300)	(2,931)
Net change in deferred charges and deposits related to purchases of property, plant and equipment	(5,285)	2,319
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	7,681	(6,579)
Purchases of property, plant and equipment	$29,142	$48,748